PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
PLANT AND EQUIPMENT, NET

4.	PLANT AND EQUIPMENT, NET

Property and equipment as of December 31, 2023 and 2022 is as follows:

	December 31,
	2023	2022
Medical equipment	$96,532	$96,532
Computer Equipment	9,189	9,189
Furniture, fixtures and equipment	15,079	20,212
Leasehold Improvement	15,950	15,950
Total	136,750	141,883
Less: accumulated depreciation	(102,089)	(86,444)
Property and equipment, net	$34,661	$55,439

For the years ended December 31, 2023 and 2022, depreciation expense was $20,777 and $23,132, respectively.